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                           AIM COUNSELOR SERIES TRUST

             AIM Advantage Health Sciences Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
               Prospectus dated December 20, 2005 as supplemented
                January 17, 2006, April 21, 2006 and May 8, 2006

                   AIM Multi-Sector Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
               Prospectus dated December 20, 2005 as supplemented
                January 17, 2006, April 13, 2006, April 21, 2006,
                                 and May 8, 2006

                 AIM Structured Core Fund -- Class A, B, C and R
                AIM Structured Growth Fund -- Class A, B, C and R
                AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
                Prospectuses dated March 31, 2006 as supplemented
                         April 21, 2006 and May 8, 2006

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                  AIM Constellation Fund -- Class A, B, C and R
         AIM Diversified Dividend Fund -- Class A, B, C, R and Investor
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
           AIM Large Cap Growth Fund -- Class A, B, C, R and Investor
                      Supplement dated July 5, 2006 to the
              Prospectuses dated February 28, 2006 as supplemented
                         April 21, 2006 and May 8, 2006

                                 AIM FUNDS GROUP

               AIM European Small Company Fund -- Class A, B and C
                    AIM Global Value Fund -- Class A, B and C
            AIM International Small Company Fund -- Class A, B and C
               AIM Mid Cap Basic Value Fund -- Class A, B, C and R
                   AIM Select Equity Fund -- Class A, B and C
                AIM Small Cap Equity Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
                        Prospectuses dated April 24, 2006
                           as supplemented May 8, 2006

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor
                      Supplement dated July 5, 2006 to the
                 Prospectus dated April 24, 2006 as supplemented
                           May 1, 2006 and May 8, 2006

                                AIM GROWTH SERIES

                   AIM Basic Value Fund -- Class A, B, C and R
             AIM Conservative Allocation Fund -- Class A, B, C and R
                  AIM Global Equity Fund -- Class A, B, C and R
                AIM Growth Allocation Fund -- Class A, B, C and R
                AIM Income Allocation Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
               AIM Mid Cap Core Equity Fund -- Class A, B, C and R
               AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                               Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor
                      Supplement dated July 5, 2006 to the
                        Prospectuses dated April 24, 2006
                           as supplemented May 8, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

                AIM Asia Pacific Growth Fund -- Class A, B and C
            AIM European Growth Fund -- Class A, B, C, R and Investor
              AIM Global Aggressive Growth Fund -- Class A, B and C
                   AIM Global Growth Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
                      Prospectuses dated February 28, 2006
                 as supplemented April 21, 2006 and May 8, 2006

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
              AIM International Growth Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
              Prospectuses dated February 28, 2006 as supplemented
                   April 21, 2006, May 1, 2006 and May 8, 2006

                              AIM INVESTMENT FUNDS

                       AIM China Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
                 Prospectus dated March 31, 2006 as supplemented
                  April 21, 2006, May 8, 2006 and June 27, 2006

                 AIM International Bond Fund -- Class A, B and C
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
                Prospectuses dated March 31, 2006 as supplemented
                         April 21, 2006 and May 8, 2006

                 AIM Developing Markets Fund -- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                AIM Trimark Endeavor Fund -- Class A, B, C and R
                     AIM Trimark Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
              Prospectuses dated February 28, 2006 as supplemented
                         April 21, 2006 and May 8, 2006

             AIM Trimark Small Companies Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
               Prospectus dated February 28, 2006 as supplemented
                 March 24, 2006, April 21, 2006 and May 8, 2006

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                AIM Money Market Fund -- AIM Cash Reserve Shares,
                           Class B, C, R and Investor
              AIM Real Estate Fund -- Class A, B, C, R and Investor
                      Supplement dated July 5, 2006 to the
               Prospectuses dated October 25, 2005 as supplemented
                December 8, 2005, April 21, 2006 and May 8, 2006

                AIM High Yield Fund -- Class A, B, C and Investor
                       AIM Intermediate Government Fund --
                          Class A, B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                      Supplement dated July 5, 2006 to the
               Prospectuses dated October 25, 2005 as supplemented
                        December 8, 2005, March 31, 2006,
                         April 21, 2006 and May 8, 2006

                AIM Income Fund -- Class A, B, C, R and Investor
                AIM Total Return Bond Fund -- Class A, B, C and R
                      Supplement dated July 5, 2006 to the
               Prospectuses dated October 25, 2005 as supplemented
                December 8, 2005, March 31, 2006, April 21, 2006,
                           May 1, 2006 and May 8, 2006


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

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
            AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
                AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Technology Fund -- Class A, B, C and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated July 5, 2006 to the
                Prospectus dated October 25, 2005 as supplemented
                        December 8, 2005, March 31, 2006,
                 April 13, 2006, April 21, 2006 and May 8, 2006

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities I Fund -- Class A, B and C
                  AIM Opportunities II Fund -- Class A, B and C
                 AIM Opportunities III Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
              Prospectuses dated February 28, 2006 as supplemented
           April 21, 2006, May 8, 2006, June 2, 2006 and June 30, 2006

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                      Supplement dated July 5, 2006 to the
                Prospectus dated October 25, 2005 as supplemented
                December 8, 2005, April 21, 2006 and May 8, 2006

                      AIM SUMMIT FUND -- Class A, B and C
                      Supplement dated July 5, 2006 to the
               Prospectus dated February 28, 2006 as supplemented
                         April 21, 2006 and May 8, 2006

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                      Supplement dated July 5, 2006 to the
                    Prospectus dated July 29, 2005 as revised
                       April 13, 2006 and as supplemented
                         April 21, 2006 and May 8, 2006




The Boards of Trustees for the series portfolios listed above (each, a "Fund") approved the conversion of certain Class B shares (the "Legacy Class B Shares") of the Funds into Class A shares of such Fund and in the case of AIM Money Market Fund, into AIM Cash Reserve Shares. The Legacy Class B Shares are those Class B shares that were acquired by (i) exchange offer from the closed-end fund predecessor of AIM Floating Rate Fund, or (ii) exchange offer from another Fund if such shares were previously acquired by exchange offer from the closed-end fund predecessor of AIM Floating Rate Fund. The conversion of the Legacy Class B Shares to Class A shares or AIM Cash Reserve Shares, as applicable, is scheduled to occur July 27, 2006 at 5:00 p.m. Eastern time (the "Conversion Date"). On the Conversion Date, each shareholder of record of Legacy Class B Shares of a Fund will receive that number of Class A shares of such Fund or AIM Cash Reserve shares of AIM Money Market Fund having an aggregate net asset value equal to the net asset value of the Legacy Class B Shares of such Fund held by such shareholder immediately prior to the Conversion Date. No Fund or holder of Legacy Class B Shares is expected to recognize gain or loss for federal income tax purposes in connection with the Legacy Class B Shares conversion.

After the conversion, and as a result of owning Class A shares, the 12b-1 fees paid by former holders of Legacy Class B Shares will be reduced from 1.00% to 0.25%.

             *           *           *           *           *

Effective July 17, 2006, you will not pay a contingent deferred sales charge if you redeem Class B shares that were acquired by (i) exchange offer from the closed-end fund predecessor of AIM Floating Rate Fund, or (ii) exchange offer from another series portfolio listed above if such shares were previously acquired by exchange offer from the closed-end fund predecessor of AIM Floating Rate Fund.


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